Other Assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous Assets [Abstract]
Other assets	€ 1,968	€ 2,078	€ 1,761